Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Gross profit	$ 291,553	$ 264,792	$ 340,098
Other operating results, net	21,374	(33,118)	(6,131)
Joint Ventures [Member]
Statement [Line Items]
Revenues	(1,453)	(1,687)	(1,860)
Costs	(161)	(736)	(729)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(1,292)	(951)	(1,131)
Net gain / (loss) from fair value adjustments of investment properties	364	7,559	10,588
Gain from disposal of farmlands	0	0	0
General and administrative expenses	173	250	214
Selling expenses	133	101	43
Other operating results, net	(21)	(93)	0
Management fees	0	0	0
Profit / (loss) from operations	(643)	6,866	9,714
Share of profit / (loss) of associates and joint ventures	277	(4,722)	(6,588)
Segment profit / (loss)	(366)	2,144	3,126
Reportable assets	685	(13,050)	(11,830)
Reportable liabilities	0	0	0
Net reportable assets	685	(13,050)	(11,830)
Total [Member]
Statement [Line Items]
Revenues	711,373	707,412	767,704
Costs	433,043	428,380	558,938
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,049	(4,809)	147,339
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit	291,553	264,792	340,098
Net gain / (loss) from fair value adjustments of investment properties	(348,674)	(191,996)	132,817
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	(84,851)	(103,206)	(72,463)
Selling expenses	(60,384)	(50,364)	(58,794)
Other operating results, net	21,374	(33,118)	(6,131)
Management fees	(7,866)	(17,683)	(33,388)
Profit / (loss) from operations	(136,236)	(75,750)	346,227
Share of profit / (loss) of associates and joint ventures	32,953	5,869	(1,562)
Segment profit / (loss)	(103,283)	(69,881)	344,665
Reportable assets	3,473,111	3,972,964	4,238,814
Reportable liabilities	(1,909,201)	(2,178,387)	(2,582,553)
Net reportable assets	1,563,910	1,794,577	1,656,261
Adjustment [Member]
Statement [Line Items]
Revenues	59,447	64,781	53,349
Costs	60,637	65,950	55,055
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(1,190)	(1,169)	(1,706)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	419	614	447
Management fees	(7,866)	(17,683)	(33,388)
Profit / (loss) from operations	(8,637)	(18,238)	(34,647)
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(8,637)	(18,238)	(34,647)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Elimination [Member]
Statement [Line Items]
Revenues	(1,658)	(2,441)	(4,644)
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	710	819	1,535
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(948)	(1,622)	(3,109)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	107	643	650
Selling expenses	742	1,118	3,016
Other operating results, net	86	(92)	(89)
Management fees	0	0	0
Profit / (loss) from operations	(13)	47	468
Share of profit / (loss) of associates and joint ventures		(5)	0
Segment profit / (loss)	(13)	42	468
Reportable assets	798,578	842,993	909,751
Reportable liabilities	(1,909,201)	(2,178,387)	(2,582,553)
Net reportable assets	(1,110,623)	(1,335,394)	(1,672,802)
Urban Property And Investment Business [Member]
Statement [Line Items]
Revenues	270,550	268,627	204,987
Costs	48,891	49,365	42,851
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	221,659	219,262	162,136
Net gain / (loss) from fair value adjustments of investment properties	(341,584)	(190,751)	102,522
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(51,453)	(72,549)	(42,987)
Selling expenses	(17,491)	(16,860)	(17,958)
Other operating results, net	(7,014)	(27,061)	225
Management fees	0	0	0
Profit / (loss) from operations	(195,883)	(87,959)	203,938
Share of profit / (loss) of associates and joint ventures	33,760	14,449	3,732
Segment profit / (loss)	(162,123)	(73,510)	207,670
Reportable assets	1,944,113	2,358,968	2,610,609
Reportable liabilities	0	0	0
Net reportable assets	1,944,113	2,358,968	2,610,609
Subtotal [Member]
Statement [Line Items]
Revenues	655,037	646,759	720,859
Costs	372,567	363,166	504,612
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	(5,628)	145,804
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit	294,983	268,534	346,044
Net gain / (loss) from fair value adjustments of investment properties	(349,038)	(199,555)	122,229
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	85,131	(104,099)	(73,327)
Selling expenses	61,259	(51,583)	(61,853)
Other operating results, net	20,890	(33,547)	(6,489)
Management fees	0	0	0
Profit / (loss) from operations	(126,943)	(64,425)	370,692
Share of profit / (loss) of associates and joint ventures	32,676	10,596	5,026
Segment profit / (loss)	(94,267)	(53,829)	375,718
Reportable assets	2,673,848	3,143,021	3,340,893
Reportable liabilities	0	0	0
Net reportable assets	2,673,848	3,143,021	3,340,893
Agricultural Business [Member]
Statement [Line Items]
Revenues	384,487	378,132	515,872
Costs	323,676	313,801	461,761
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	(5,628)	145,804
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit	73,324	49,272	183,908
Net gain / (loss) from fair value adjustments of investment properties	(7,454)	(8,804)	19,707
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	(33,678)	(31,550)	(30,340)
Selling expenses	(43,768)	(34,723)	(43,895)
Other operating results, net	27,904	(6,486)	(6,714)
Management fees	0	0	0
Profit / (loss) from operations	68,940	23,534	166,754
Share of profit / (loss) of associates and joint ventures	(1,084)	(3,853)	1,294
Segment profit / (loss)	67,856	19,681	168,048
Reportable assets	729,735	784,053	730,284
Reportable liabilities	0	0	0
Net reportable assets	$ 729,735	$ 784,053	$ 730,284